Stockholders' Equity (Deficit) (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Stock Options [Member]
Class Of Warrant Or Right Number Of Securities Called By Warrants Or Rights [Abstract]
Balance outstanding, begining
Granted	2,583,333
Exercised
Forfeited/expired
Balance outstanding, ending	2,583,333
Exercisable, ending
Class Of Warrant Or Right Number Of Securities Weighted Average Exercise Price By Warrants Or Rights [Abstract]
Balance outstanding, beginning | $ / shares
Granted	3.17
Exercised
Forfeited/expired
Balance outstanding, ending | $ / shares
Exercisable, ending	$ 3.17
Weighted average remaining contractual term [Abstract]
Granted	9 years 11 months 8 days
Balance outstanding Term	9 years 11 months 8 days
Warrant [Member]
Class Of Warrant Or Right Number Of Securities Called By Warrants Or Rights [Abstract]
Balance outstanding, begining	50,000	1,200,000	1,200,000
Granted	290,834	2,138,904	387,500
Exercised	(340,834)	3,288,904	(387,500)
Forfeited/expired
Balance outstanding, ending		50,000	1,200,000
Exercisable, ending		50,000	1,800,000
Class Of Warrant Or Right Number Of Securities Weighted Average Exercise Price By Warrants Or Rights [Abstract]
Balance outstanding, beginning | $ / shares	$ 0.030	$ 0.150	$ 0.135
Granted	0.030	0.021	0.015
Exercised	$ 0.030	0.066	0.015
Forfeited/expired
Balance outstanding, ending | $ / shares		0.030	0.150
Exercisable, ending		$ 0.010	$ 0.150
Weighted average remaining contractual term [Abstract]
Granted	3 years 26 days	2 years 10 months 28 days	2 years 2 months 16 days
Exercised	3 years 22 days	3 years 1 month 24 days	4 years 2 months 27 days
Balance outstanding Term	2 years 11 months 26 days	2 years 11 months 26 days	4 years 1 month 27 days
Exercisable, ending		2 years 11 months 26 days